Property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	£ 3,555
Ending balance, Property, plant and equipment	3,616	£ 3,555
Impairment loss - structural costs		266
Other income	170	88	£ 31
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	9,268	9,037
Additions	623	495
Disposals	(1,633)	(350)
Exchange and other movements	300	86
Ending balance, Property, plant and equipment	8,558	9,268	9,037
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(5,713)	(5,001)
Depreciation charge	(614)	(675)
Impairment	45	276
Disposals	1,577	262
Exchange and other movements	(147)	(23)
Ending balance, Property, plant and equipment	(4,942)	(5,713)	(5,001)
Property
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	1,876
Ending balance, Property, plant and equipment	1,943	1,876
Property | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	4,131	4,002
Additions	273	274
Disposals	(923)	(160)
Exchange and other movements	104	15
Ending balance, Property, plant and equipment	3,585	4,131	4,002
Property | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(2,255)	(2,013)
Depreciation charge	(181)	(249)
Impairment	23	106
Disposals	882	136
Exchange and other movements	(65)	(23)
Ending balance, Property, plant and equipment	(1,642)	(2,255)	(2,013)
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	624
Ending balance, Property, plant and equipment	774	624
Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	3,210	3,091
Additions	313	189
Disposals	(641)	(74)
Exchange and other movements	136	4
Ending balance, Property, plant and equipment	3,018	3,210	3,091
Equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(2,586)	(2,421)
Depreciation charge	(227)	(222)
Impairment	0	0
Disposals	630	66
Exchange and other movements	(61)	(9)
Ending balance, Property, plant and equipment	(2,244)	(2,586)	(2,421)
Investment properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	7
Ending balance, Property, plant and equipment	5	7
Other income	10	16
Investment properties | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	7	10
Additions	0	0
Disposals	(1)	(2)
Exchange and other movements	(1)	(1)
Ending balance, Property, plant and equipment	5	7	10
Investment properties | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	0	0
Depreciation charge	0	0
Impairment	0	0
Disposals	0	0
Exchange and other movements	0	0
Ending balance, Property, plant and equipment	0	0	0
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	1,048
Ending balance, Property, plant and equipment	894	1,048
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	1,920	1,934
Additions	37	32
Disposals	(68)	(114)
Exchange and other movements	61	68
Ending balance, Property, plant and equipment	1,950	1,920	1,934
Right-of-use assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(872)	(567)
Depreciation charge	(206)	(204)
Impairment	22	170
Disposals	65	60
Exchange and other movements	(21)	9
Ending balance, Property, plant and equipment	£ (1,056)	£ (872)	£ (567)